ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

Accounts payable and accrued liabilities are as follows:

	March 31,	September 30,
	2026	2025
	(unaudited)
Accounts payable (related party amounts of $89,167 and $0 are included at March 31, 2026 and September 30, 2025, respectively)	$839,556	$844,781
Accrued salaries payable	307,786	1,128,270
Other accrued expenses	322,350	285,325
Total	$1,469,692	$2,258,376

	2025	2024
Accounts payable	$844,781	$1,138,187
Accrued salaries payable	1,128,270	480,760
Other accrued expenses	285,325	118,419
Total	$2,258,376	$1,737,366